UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                 Date July 13, 2010
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $177,023,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     5606    70966 SH       Sole                    47535             23431
Abbott Labs                    COM              002824100     2887    61704 SH       Sole                    42799             18905
Adobe Systems                  COM              00724F101     2181    82505 SH       Sole                    54735             27770
Automatic Data Processing      COM              053015103     6212   154296 SH       Sole                   103105             51191
Becton, Dickinson & Co         COM              075887109     2912    43066 SH       Sole                    29796             13270
Berkshire Hathaway B New       COM              084670702     3181    39915 SH       Sole                    27880             12035
Bristol-Myers Squibb           COM              110122108      256    10265 SH       Sole                     3640              6625
Brown-Forman Cl B              COM              115637209     3496    61090 SH       Sole                    40290             20800
C. R. Bard                     COM              067383109     2926    37735 SH       Sole                    25980             11755
C.H. Robinson Worldwide        COM              12541W209     3102    55725 SH       Sole                    39620             16105
Cisco Systems                  COM              17275R102     2149   100852 SH       Sole                    67387             33465
Coca-Cola                      COM              191216100     6221   124120 SH       Sole                    86888             37231
Cognizant Tech Solutions       COM              192446102      837    16720 SH       Sole                    15615              1105
Colgate-Palmolive              COM              194162103     3157    40085 SH       Sole                    26775             13310
Diageo PLC                     COM              25243Q205      237     3780 SH       Sole                     1475              2305
Dionex Corp                    COM              254546104     3194    42890 SH       Sole                    29375             13515
FactSet Research Sys           COM              303075105     3163    47215 SH       Sole                    31285             15930
General Dynamics               COM              369550108     4975    84960 SH       Sole                    59855             25105
Int'l Business Machines        COM              459200101     6205    50249 SH       Sole                    35049             15200
Johnson & Johnson              COM              478160104     6192   104836 SH       Sole                    73870             30966
Lincare Holdings               COM              532791100     4560   140269 SH       Sole                    91361             48908
McCormick & Co                 COM              579780206     3042    80150 SH       Sole                    54140             26010
McDonalds                      COM              580135101     6567    99700 SH       Sole                    68055             31645
Medtronic                      COM              585055106     6293   173510 SH       Sole                   120915             52595
Microsoft                      COM              594918104     5795   251861 SH       Sole                   173775             78086
NIKE                           COM              654106103     4774    70675 SH       Sole                    42800             27875
Nestle SA Spons ADR            COM              641069406     6652   137420 SH       Sole                    98610             38810
Novo Nordisk ADR               COM              670100205     7410    91460 SH       Sole                    63255             28205
Omnicom Group                  COM              681919106     5850   170551 SH       Sole                   119120             51431
Oracle                         COM              68389X105     5807   270589 SH       Sole                   187116             83473
Paychex                        COM              704326107     6233   240015 SH       Sole                   166110             73905
Pepsico                        COM              713448108      524     8595 SH       Sole                     5775              2820
Procter & Gamble               COM              742718109     6436   107307 SH       Sole                    73342             33965
Southern Copper Corp           COM              84265V105      402    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      246    12280 SH       Sole                     4300              7980
Stryker                        COM              863667101     6427   128385 SH       Sole                    86945             41440
Sysco Corp                     COM              871829107     6266   219335 SH       Sole                   152565             66770
Total System Services          COM              891906109      987    72550 SH       Sole                    60515             12035
United Technologies            COM              913017109     2707    41711 SH       Sole                    28465             13246
Varian Medical Systems         COM              92220P105     3207    61335 SH       Sole                    43820             17515
Wal-Mart Stores                COM              931142103     5636   117246 SH       Sole                    81120             36126
Kinder Morgan Energy Prtns LP  ETP              494550106      231     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      254     3950 SH       Sole                     2050              1900
Annaly Capital Mgmt            REIT             035710409      233    13575 SH       Sole                     5100              8475
SPDR Gold Trust                ETF              78463V107     5595    45980 SH       Sole                    31955             14025
iShares Silver Trust           ETF              46428Q109     5354   294005 SH       Sole                   208845             85160
iShares Tr Goldman Sachs Corp  ETF              464287242      446     4115 SH       Sole                     1560              2555
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